Segment Reporting	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

10.	Segment Reporting

The Company operates as one operating segment with a focus on its efforts to develop drug therapies for the treatment of neurological and neurodegenerative disorders and advanced liver disease. The Company’s CEO, as the chief operating decision maker, manages and allocates resources to the operations of the Company based on the line items included within these condensed financial statements and segment performance is evaluated based on net loss. This enables the CEO to assess the overall level of available resources and determine how best to deploy these resources across functions, clinical trials, and development projects in line with the long-term company-wide strategic goals. The measurement of segment assets is reported on the condensed balance sheet as total assets. All of the Company’s tangible assets are held in the United States.

The following table presents selected financial information with respect to the Company’s single operating segment and its significant segment approximated expenses for the nine months ended March 31, 2026 and 2025:

	Nine months ended	Nine months ended
	March 31, 2026	March 31, 2025

Clinical studies	$6,602,000	$4,097,000
Clinical teams	3,255,000	2,968,000
Chemistry, manufacturing and controls	142,000	726,000
Other research and development expenses	384,000	251,000
General and administrative expenses	6,377,000	6,189,000
Amortization of intangible assets	172,000	172,000
Other income, net	(505,000)	(350,000)
Net loss	$(16,427,000)	$(14,053,000)

13.	Segment Reporting

The Company operates as one operating segment with a focus on its efforts to develop drug therapies for the treatment of neurological and neurodegenerative disorders and advanced liver disease. The Company’s CEO, as the chief operating decision maker, manages and allocates resources to the operations of the Company based on the line items included within these financial statements and segment performance is evaluated based on net loss. This enables the CEO to assess the overall level of available resources and determine how best to deploy these resources across functions, clinical trials, and development projects in line with the long-term company-wide strategic goals. The measurement of segment assets is reported on the balance sheet as total assets. All of the Company’s tangible assets are held in the United States.

The following table presents selected financial information with respect to the Company’s single operating segment and its significant segment expenses for the years ended June 30, 2025 and 2024:

	For the Year Ended	For the Year Ended
	June 30, 2025	June 30, 2024

Clinical studies	$3,660,000	$11,081,000
Clinical teams	4,479,000	8,873,000
Chemistry, manufacturing and controls	834,000	2,066,000
Other research and development expenses	294,000	1,081,000
Selling, general and administrative expenses	8,570,000	8,850,000
Amortization of intangible assets	229,000	229,000
Other income, net	(524,000)	(59,000)
Net loss	$(17,542,000)	$(32,121,000)